UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

FORM N-Q

JANUARY 31, 2012

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited)	January 31, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.4%
CONSUMER DISCRETIONARY - 6.8%
Hotels, Restaurants & Leisure - 1.7%
Genting Berhad	113,200	$413,802

Household Durables - 1.4%
PDG Realty SA Empreendimentos e Participacoes	87,000	352,541

Multiline Retail - 2.9%
Lotte Shopping Co., Ltd.	1,122	383,039	*
S.A.C.I. Falabella	39,888	342,975

Total Multiline Retail		726,014

Textiles, Apparel & Luxury Goods - 0.8%
Delta Dunia Makmur Tbk PT	2,529,500	185,703	*

TOTAL CONSUMER DISCRETIONARY		1,678,060

CONSUMER STAPLES - 8.3%
Beverages - 1.6%
Coca-Cola Femsa SA de CV, ADR	3,937	385,826

Food & Staples Retailing - 2.3%
X5 Retail Group NV, GDR	25,814	568,424	*

Food Products - 2.8%
Charoen Pokphand Foods Public Co., Ltd.	315,500	357,074	(a)
Tingyi (Cayman Islands) Holding Corp.	114,000	334,416

Total Food Products		691,490

Personal Products - 1.6%
Natura Cosmeticos SA	18,300	391,934

TOTAL CONSUMER STAPLES		2,037,674

ENERGY - 12.4%
Oil, Gas & Consumable Fuels - 12.4%
Cairn India Ltd.	20,332	139,563	*
CNOOC Ltd.	303,000	620,432
JSW Energy Ltd.	58,181	63,600
Pacific Rubiales Energy Corp.	36,319	913,861
Rosneft Oil Co., GDR	52,680	388,251
Sasol Ltd.	11,640	593,824
Yanzhou Coal Mining Co., Ltd., Class H Shares	148,000	355,721

TOTAL ENERGY		3,075,252

FINANCIALS - 20.1%
Commercial Banks - 19.3%
ABSA Group Ltd.	25,310	479,755
Agricultural Bank of China, Class H Shares	512,000	253,514
Banco do Brasil SA	30,400	473,086
Bank of India	70,860	495,425
China Construction Bank, Class H Shares	1,155,870	924,064
Industrial & Commercial Bank of China Ltd., Class H Shares	1,217,975	854,356
Nomos-Bank, GDR	27,369	325,691	*
Sberbank of Russia, ADR	38,079	456,948	*
Shinhan Financial Group Co., Ltd.	12,575	500,940	*

Total Commercial Banks		4,763,779

Real Estate Management & Development - 0.8%
Evergrande Real Estate Group Ltd.	425,000	202,217

TOTAL FINANCIALS		4,965,996

HEALTH CARE - 2.5%
Pharmaceuticals - 2.5%
Dr. Reddy’s Laboratories Ltd.	8,540	291,892
Genomma Lab Internacional SA, Class B Shares	150,800	330,892	*

TOTAL HEALTH CARE		622,784

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	SHARES	VALUE
INDUSTRIALS - 7.8%
Airlines - 1.5%
AirAsia Berhad	310,600	$362,469

Construction & Engineering - 2.1%
Aveng Ltd.	56,656	251,873
GS Engineering & Construction Corp.	3,033	269,186	*

Total Construction & Engineering		521,059

Industrial Conglomerates - 1.1%
Shanghai Industrial Holdings Ltd.	89,000	284,605

Machinery - 3.1%
Tata Motors Ltd., ADR	17,531	422,147
Weg SA	31,000	345,627

Total Machinery		767,774

TOTAL INDUSTRIALS		1,935,907

INFORMATION TECHNOLOGY - 12.4%
Communications Equipment - 1.2%
AAC Acoustic Technology Holdings Inc.	118,000	289,093

Internet Software & Services - 4.0%
Baidu.com Inc., ADR	2,995	381,922	*
Mail.ru Group Ltd., GDR	13,081	431,673	*
Media Tek Inc.	19,000	181,411

Total Internet Software & Services		995,006

IT Services - 0.5%
Infosys Technologies Ltd.	2,127	117,868

Semiconductors & Semiconductor Equipment - 6.7%
Samsung Electronics Co., Ltd.	1,154	1,137,204
Siliconware Precision Industries Co.	359,000	412,539
Taiwan Semiconductor Manufacturing Co., Ltd.	46,000	122,045

Total Semiconductors & Semiconductor Equipment		1,671,788

TOTAL INFORMATION TECHNOLOGY		3,073,755

MATERIALS - 12.6%
Chemicals - 2.6%
Mexichem SA de CV	97,400	336,272
Nan Ya Plastics Corp.	144,000	304,182

Total Chemicals		640,454

Metals & Mining - 10.0%
African Minerals Ltd.	54,841	434,253	*
Eurasian Natural Resources Corp.	32,299	351,442
Gerdau SA	7,000	55,288
Gerdau SA, ADR	13,961	132,630
Hindalco Industries Ltd.	133,564	401,543
Mechel OAO, ADR	6,457	71,608
Polymetal International PLC	19,240	344,720	*
Severstal, GDR	28,773	413,756
Sterlite Industries India Ltd.	100,788	236,657
Sterlite Industries India Ltd., ADR	2,792	25,547

Total Metals & Mining		2,467,444

TOTAL MATERIALS		3,107,898

TELECOMMUNICATION SERVICES - 7.2%
Diversified Telecommunication Services - 2.4%
PT Telekomunikasi Indonesia Tbk	390,500	297,544
PT XL Axiata Tbk	601,500	299,412

Total Diversified Telecommunication Services		596,956

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY		SHARES	VALUE
Wireless Telecommunication Services - 4.8%
Empresa Nacional de Telecomunicaciones S.A.		6,216	$113,800
MTN Group Ltd.		32,924	560,724
Tim Participacoes SA, ADR		17,685	510,212

Total Wireless Telecommunication Services			1,184,736

TOTAL TELECOMMUNICATION SERVICES			1,781,692

UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Tractebel Energia SA		3,800	65,987

TOTAL COMMON STOCKS (Cost - $20,232,284)			22,345,005

	MATURITY DATE	FACE AMOUNT
EQUITY-LINKED NOTES - 1.8%
JPMorgan Structured Products BV (Cairn India Ltd.)	10/6/14	$39,625	270,599	(b)
JPMorgan Structured Products BV (Housing Development & Infrastructure Ltd.)	7/29/14	6,467	10,354	(b)
JPMorgan Structured Products BV (JSW Energy Ltd.)	12/16/14	45,665	49,592	(b)
JPMorgan Structured Products BV (Punjab National Bank)	2/2/15	5,905	111,864	(b)

TOTAL EQUITY LINKED NOTES (Cost - $536,229)			442,409

		SHARES
PREFERRED STOCKS - 4.4%
FINANCIALS - 2.8%
Commercial Banks - 2.8%
Itau Unibanco Banco Multiple SA, ADR		34,620	691,015

MATERIALS - 1.6%
Metals & Mining - 1.6%
Mechel OAO, ADR		22,057	100,139
Metalurgica Gerdau SA		11,800	141,827
Vale SA, ADR		6,403	155,017

TOTAL MATERIALS			396,983

TOTAL PREFERRED STOCKS (Cost - $689,799)			1,087,998

	EXPIRATION DATE	WARRANTS
WARRANTS - 0.9%
Punjab National Bank (Cost - $301,524)	7/7/15	12,225	232,694	*(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $21,759,836)			24,108,106

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of Investments (unaudited) (cont’d)	January 31, 2012

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 2.3%
Repurchase Agreements - 2.3%
Interest in $289,360,000 joint tri-party repurchase agreement dated 1/31/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $573,004; (Fully collateralized by various U.S. government agency obligations, 0.000% to 2.500% due 2/22/12 to 8/25/16; Market value - $584,462) (Cost - $573,000)	0.220%	2/1/12	$573,000	$573,000

TOTAL INVESTMENTS - 99.8% (Cost - $22,332,836#)				24,681,106

Other Assets in Excess of Liabilities - 0.2%	42,453

TOTAL NET ASSETS - 100.0%	$24,723,559

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Equity-linked security whereby the coupon, dividend and/or redemption amount is linked to the price of an underlying equity security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

Summary of Investments by Country **

Brazil	13.4%
China	9.7
South Korea	9.3
India	8.9
South Africa	7.6
Russia	7.1
Hong Kong	4.8
Mexico	4.3
Taiwan	4.1
Netherlands	4.1
Cayman Islands	3.7
Canada	3.7
Indonesia	3.2
Malaysia	3.2
Chile	1.9
Bermuda	1.8
British Virgin Islands	1.8
Thailand	1.4
United Kingdom	1.4
Jersey	1.4
Netherlands Antilles	0.9
Short-term investments	2.3

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of January, 31, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Esemplia Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL

Long-term investments†:
Common stocks	$21,987,931	$357,074	—	$22,345,005
Equity-linked notes	—	442,409	—	442,409
Preferred stocks	1,087,998	—	—	1,087,998
Warrants	—	232,694	—	232,694

Total long-term investments	$23,075,929	$1,032,177	—	$24,108,106

Short-term investments†	—	573,000	—	573,000

Total investments	$23,075,929	$1,605,177	—	$24,681,106

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

For the period ended January 31, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity-linked notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,915,617
Gross unrealized depreciation	(1,567,347)

Net unrealized appreciation	$2,348,270

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended January 31, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 28, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 28, 2012